Post-Retirement Benefit Obligations - Summary of Post-retirement Benefit Obligations Recognized in Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Post-retirement benefit obligations	¥ 2,712	¥ 2,670
Less: current portion	(168)	(168)
Non-current portion	¥ 2,544	¥ 2,502